Note 1 - Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [line items]
Disclosure of operating segments [text block]
Year ended December 31, 2025	Tubes	Other	Total
Management view - operating income	2,163	108	2,271
Difference in cost of sales			31
Differences in selling, general and administrative expenses			(17)
Differences in other operating income (expenses), net			(2)
IFRS - operating income			2,283
Financial income (expense), net			133
Income before equity in earnings of non-consolidated companies and income tax			2,416
Equity in earnings of non-consolidated companies			58
Income before income tax			2,474
Net Sales	11,400	581	11,981
Depreciation and amortization	594	22	616

Year ended December 31, 2024	Tubes	Other	Total
Management view - operating income	2,391	143	2,534
Difference in cost of sales			(115)
Differences in selling, general and administrative expenses			(3)
Differences in other operating income (expenses), net			3
IFRS - operating income			2,419
Financial income (expense), net			129
Income before equity in earnings of non-consolidated companies and income tax			2,548
Equity in earnings of non-consolidated companies			9
Income before income tax			2,557
Net Sales	11,907	617	12,524
Depreciation and amortization	580	53	633

Year ended December 31, 2023	Tubes	Other	Total
Management view - operating income	4,337	129	4,466
Difference in cost of sales			(134)
Differences in selling, general and administrative expenses			(7)
Differences in other operating income (expenses), net			(9)
IFRS - operating income			4,316
Financial income (expense), net			221
Income before equity in earnings of non-consolidated companies and income tax			4,537
Equity in earnings of non-consolidated companies			95
Income before income tax			4,633
Net Sales	14,185	684	14,869
Depreciation and amortization	518	31	549

Disclosure of geographical areas [text block]
	North America	South America	Europe	Asia Pacific, Middle East and Africa	Unallocated (*)	Total
Year ended December 31, 2025
Net sales	5,712,368	2,386,881	893,540	2,988,368	-	11,981,157
Property, plant and equipment, net	3,489,730	1,432,099	903,687	379,566	-	6,205,082
Intangible Assets, net	1,115,287	187,431	17,497	36,901	-	1,357,116
Right of Use Assets, net	54,424	12,254	29,553	48,326	-	144,557
Investments in non-consolidated companies	-	-	-	-	1,561,212	1,561,212

Year ended December 31, 2024
Net sales	5,558,769	2,621,581	1,262,458	3,081,126	-	12,523,934
Property, plant and equipment, net	3,578,293	1,257,345	832,443	453,390	-	6,121,471
Intangible Assets, net	1,117,314	177,934	14,899	47,602	-	1,357,749
Right of Use Assets, net	65,105	8,255	28,242	47,266	-	148,868
Investments in non-consolidated companies	-	-	-	-	1,543,657	1,543,657

Year ended December 31, 2023
Net sales	7,765,130	3,382,495	1,175,581	2,545,654	-	14,868,860
Property, plant and equipment, net	3,676,352	1,143,752	794,242	463,833	-	6,078,179
Intangible Assets, net	1,126,774	166,450	22,580	61,306	-	1,377,110
Right of Use Assets, net	50,128	9,241	24,832	47,937	-	132,138
Investments in non-consolidated companies	-	-	-	-	1,608,804	1,608,804

(*)	For the years 2025, 2024 and 2023 includes Investments in non-consolidated companies. See note 14 to these Consolidated Financial Statements.

Tubes [member]
Disclosure of operating segments [line items]
Segment revenues by market [text block]
Revenues Tubes	2025	2024	2023
Oil & gas	10,172	10,689	12,488
Oil & gas processing plants	557	548	818
Industrial, power & others	671	670	879
Total	11,400	11,907	14,185